Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 – SHAREHOLDERS’ EQUITY

Description of the rights attached to the Shares in the Company:

Common stock:

The holders of shares of common stock vote together as one class on all matters as to which holders of common stock are entitled to vote. Except as otherwise required by applicable law and subject to the preferential rights of any outstanding preferred stock, all voting rights are vested in and exercised by the holders of common stock with each share of Company’s common stock being entitled to one vote, including in all elections of directors. Subject to preferences that may be applicable to any outstanding preferred stock, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the board of directors out of legally available funds. In the event of the Company’s liquidation, dissolution or winding up, holders of the common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to prior liquidation rights of preferred stock, if any, then outstanding. The common stock has no cumulative voting rights and no preemptive or other rights to subscribe for shares of the Company. There is no redemption or sinking fund provisions applicable to the common stock. All shares of common stock currently outstanding are fully paid and non-assessable. As of December 31, 2025 and 2024, there were no outstanding preferred stock.

On October 15, 2025, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Nevada Secretary of State, to increase its authorized shares of common stock, from 100,000,000 shares of common stock to 350,000,000 shares of common stock, as well as to permit the issuance of up to 10,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. The “blank-check” preferred stock may have such rights and preferences as may be designated by the Company’s Board of Directors from time to time.

Transactions:

A.	On May 11, 2021, the Company entered into securities purchase agreements with eight (8) non-U.S. investors, pursuant to which the Company, in a private placement offering (the “Offering”), agreed to issue and sell to the investors an aggregate of: (i) 500,000 shares of the Company’s common stock, at a price of $10 per share; and (ii) warrants (the “Warrants”) to purchase 500,000 Company’s common stock. The Warrants are exercisable immediately and for a term of 18 months and have an exercise price of $10 per share. The aggregate gross proceeds from the Offering were approximately $5,000. The Company recorded $1,070 of issuance costs.

On May 11, 2021, the Company signed a service agreement with a non U.S. third party pursuant to which the service provider agreed to provide the Company with financial and project oversight services with respect to the Offering. Pursuant to the service agreement, the Company agreed to pay the service provider (1) 6% of the investment amounts received which amounted to $351 and (2) options to receive a number of units (each unit for a price of $10 includes one share and one warrant with an exercise price of $10 per share) equal to 6% of the investment amount received, divided by $10.

In the event that the investors that participated in the Offering exercise their Warrants, the service provider shall be entitled to receive an additional payment of (1) 6% of the investment amounts received (2) 6% of the warrants exercised amounts received and (3) options to receive a number of units equal to 6% of the warrants exercised amounts received, divided by $10.

On April 5, 2022, the Company and the investors executed a warrant amendment agreement, such that the term of the Warrants was extended so that they expire on November 11, 2023.

On November 1, 2023, the Company and the investors executed an addition warrant amendment agreement, such that the term of the Warrants was extended so that they expire on November 11, 2024 (see also Note 17(2)).

On June 20, 2024, the Company entered into a warrant amendment agreement with the existing Warrant (the “June 2024 Amendment”). According to the June 2024 Amendment agreement, the Company and Holders agreed to (i) extend the warrant exercise term to May 11, 2026; (ii) amend the warrant exercise price and increase it from $10 per share to $16.25 per share; and (iii) include a beneficial ownership blocker that limits the exercise of such warrants if such exercise would result in the holder beneficially owning in excess of 19.99% of the number of shares of the Company’s Common Stock immediately after giving effect to the issuance of shares of Common Stock issuable upon exercise of the warrant. On March 10, 2026, we entered into an additional warrant amendment agreement with the holders pursuant to which we extended the term of the Warrants such that they now expire on May 1, 2031 (See also note 17(2)).

The Company accounted for the Warrant amendments as deemed dividends. The fair value of the Warrant modifications was estimated using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders equity as a credit to additional paid in capital and a debit to the accumulated deficit.

The following are the data and assumptions used:

	November 1, 2023	June 20, 2024
Dividend yield	0	0
Expected volatility (%)	128.44-184.22%	125.58-143.75%
Risk-free interest rate (%)	5.44-5.56%	4.70-5.37%
Contractual term of options (years)	0.03-1.11	0.39-1.98
Exercise price (US dollars)	10	10-16.25
Share price (US dollars)	2	1.75
Fair value (USD in thousands)	205	230

B.

On December 30, 2025, the Company entered into Securities Purchase Agreements (each a “Securities Purchase Agreement”) with seven non-U.S. investors (the “2025 Investors”), pursuant to which the Company, in a private placement offering (the “2025 Offering”), agreed to issue and sell to the 2025 Investors an aggregate of: (i) 83,338 shares of the Company’s common stock at a price of $9.00 per share (the “Purchase Price”); and (ii) warrants (the “2025 Warrants”) to purchase 83,338 shares of common stock. The 2025 Warrants have an exercise price of $16.25 per share, are exercisable immediately and expire on November 30, 2026, subject to extension to May 30, 2028 if a public offering or other qualifying financing of at least $2,500 has not occurred prior to such date. In addition, the Securities Purchase Agreement contains a make whole provision that provides for the 2025 Investors to receive additional shares of Common Stock in the event that the Company consummates a firm-commitment underwritten public offering on a major stock exchange by November 30, 2026 at a price per share (after giving effect to a 20% discount) that is less than the Purchase Price. The aggregate gross proceeds from the 2025 Offering were approximately $750 (of which $475 received as of December 31, 2025). On March 10, 2026, we entered into an additional Warrant Amendment Agreement with the Investors pursuant to which we extended the term of the 2025 Warrants such that they expire on May 1, 2031 (See also note 17).

The Company analyzed the 2025 Offering in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. The make whole provision included in the 2025 Offering provides the 2025 Investors option to adjust the 2025 Offering strike price with a 20% discount also in circumstances at which the price per share that would be determined at a future firm-commitment underwritten public offering on a major stock exchange, to be higher than the strike price per share in the 2025 Offering and as a results such make whole provision do not met the criteria of down-round feature under ASC-815 and the 2025 Warrants do not meet the criteria for equity classification.

The Company also concluded that the make-whole provision is not legally detachable and cannot be separately exercised, and therefore cannot be considered as a freestanding instrument. Accordingly, the 2025 Warrants, inclusive of the make-whole provision, are accounted for as a single liability-classified instrument. The 2025 Warrants are initially recorded at fair value and will be remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations until settlement or expiration.

The Company using a third-party specialist allocated the total proceeds to the 2025 Warrants liability and to equity.

Warrant liability

The fair value of the 2025 Warrants liability was calculated as the sum of the 2025 Warrants issued and the make-whole provision.

The fair value of the 2025 Warrants was calculated based on the probability of the expected offering date, using the Black-Scholes option-pricing model and the make-whole provision was calculated using the Monte Carlo Simulation Model. The 2025 Warrants was estimated at $189 and recorded as current liability on the balance sheet.

The assumptions used to perform the calculations are detailed below:

December 30, 2025
Expected volatility (%)	127.44% - 179.34%
Risk-free interest rate (%)	3.47% - 3.48%
Expected dividend yield	0.0%
Expected term (years)	0.316-2.417
Conversion price (U.S. dollars)	16.25
Underlying share price (U.S. dollars)	6.25
Fair value (U.S. dollars in thousands)	189

Fair Value Proportional Allocation

Based on the above, the fair value proportion allocation as of December 31, 2025 was as follows:

December 31, 2025
Equity component	286
2025 Warrants Liability	189
Total	475
C.	On December 30, 2025, the Company signed a service agreement with a non U.S. third party pursuant to which the service provider agreed to provide the Company with financial and project oversight services with respect to the 2025 Offering. Pursuant to the service agreement, the Company agreed to pay the service provider (1) 6% of the aggregate gross proceeds which amounted to $45 and (2) options to receive a number of units (each unit for a price of $9.00 includes one share and one warrant with an exercise price of $16.25 per share) equal to 6% of the investment amount received, divided by $9.00.

In the event that the 2025 investors that participated in the 2025 Offering exercise their 2025 Warrants, the service provider shall be entitled to receive an additional payment of (1) 6% of the 2025 Warrants exercised amounts received and (2) options to receive a number of units (each unit for a price of $9.00 includes one share and one warrant with an exercise price of $16.25 per share) equal to 6% of the 2025 Warrants exercised amounts received, divided by $9.00.

As of December 31, 2025, aggregate gross proceeds of $475 had been received under the Securities Purchase Agreements described above and were partially recorded as proceeds on account of shares and Stock purchase warrants liability (see note 17). The Company recorded an accrued cash fee of $28 of which approximately $17 was recorded as a reduction of additional paid-in capital and approximately $11 was recorded as finance expenses.

The Company determined that the 2025 Warrants meet the criteria for equity classification in accordance with ASC 718. The fair value of the warrants granted to the service provider, were estimated at approximately $13, using a third-party appraiser and were recorded $8 and $5 as issuance costs and share based compensation, respectively, with a corresponding increase to additional paid-in capital.